Putnam International Growth Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam International Growth Fund		Class A	Class B	Class C	Class M	Class R	Class R6		Class T		Class Y
Management fees	[1]	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%		0.84%		0.84%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%			0.25%
Other expenses		0.40%	0.40%	0.40%	0.40%	0.40%	0.20%	[2]	0.40%	[3]	0.40%
Total annual fund operating expenses		1.49%	2.24%	2.24%	1.99%	1.74%	1.04%		1.49%		1.24%
Expense reimbursement	[4]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)		(0.06%)		(0.06%)
Total annual fund operating expenses after expense reimbursement	[5]	1.43%	2.18%	2.18%	1.93%	1.68%	0.98%		1.43%		1.18%
[1]	Management fees are subject to a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the MSCI EAFE Growth Index (ND). For the most recent fiscal year, the fund's base management fee prior to any performance adjustment was 0.925%.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
[3]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through January 30, 2020. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[5]	Restated to reflect current fees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam International Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	712	1,013	1,336	2,247
Class B	721	995	1,394	2,381
Class C	321	695	1,194	2,570
Class M	539	947	1,380	2,581
Class R	171	542	938	2,047
Class R6	100	325	1,568	1,266
Class T	392	703	1,037	1,980
Class Y	120	387	675	1,495

Expense Example, No Redemption - Putnam International Growth Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	221	695	1,194	2,381
Class C	221	695	1,194	2,570